SUPPLEMENTAL DISCLOSURES TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL DISCLOSURES TO CASH FLOWS
Schedule of cash flow supplemental disclosures

	Year ended December 31,
	2020	2019
Supplemental disclosures:
Cash paid for income taxes, net of refunds	$879	$307
Cash paid for interest	$23,316	$27,907
Non-cash transactions:
Stock received in the sale of business	$4,731	$4,611